Convertible Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Promissory Notes
Convertible promissory notes issued	$ 6,505,274
Notes repaid	(2,375,000)
Less amounts converted to common stock	(500,000)	705,000
Convertible promissory notes before discount	3,630,274
Less debt discount	2,371,941
Balance June 30, 2012	$ 1,258,333	$ 2,050,000